INCOME TAXES (Details 3) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012 item
Operating loss carryforwards
Net operating loss carryforwards	$ 86.0	106.3
Valuation allowance on certain deferred tax assets	74
Foreign tax credit carryforwards expiring from 2019 to 2024	16
Foreign tax credit carryforwards, expiration period	10 years
Federal
Operating loss carryforwards
Net operating loss carryforwards	1.0
State
Operating loss carryforwards
Carryforwards subject to expiration	6
International
Operating loss carryforwards
Net operating loss carryforwards	79.0
Carryforwards subject to expiration	41
No expiration	38
Number of foreign jurisdictions with a tax holiday	1	1	1
Tax reduction due to tax holiday	$ 4.6
Tax holiday impact on diluted earnings per share (in dollars per share)	$ 0.01